Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Information Related to Stock Acquisition Rights

A summary of information related to the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares Initially granted	Exercise price
			Yen	U.S. dollars
2003	From June 27, 2004 to June 26, 2012	453,300	¥7,206	$88
2004	From June 26, 2005 to June 25, 2013	516,000	6,991	85
2005	From June 24, 2006 to June 23, 2014	528,900	11,720	143
2006	From June 22, 2007 to June 21, 2015	477,400	18,903	230
2007	From June 21, 2008 to June 20, 2016	194,200	29,611	360
2008	From July 5, 2009 to June 22, 2017	144,980	31,009	377
2009	From July 18, 2010 to June 24, 2018	147,900	16,888	205

Summary of Information about Stock Options Activity

The following table summarizes information about the activity of these stock options for the year ended 2012:

	Number of shares	Weighted average exercise price(*)		Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	U.S. dollar	Years	Millions of yen	Millions of U.S. dollar
Outstanding at beginning of the year	1,222,360	¥18,493	$225
Exercised	(7,700)	7,072	86
Forfeited or expired	(166,840)	15,834	193

Outstanding at end of year	1,047,820	19,001	231	3.52	¥107	$1

Exercisable at end of year	1,047,820	¥19,001	$231	3.52	¥107	$1

*	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.